Debt Securities in Issue (Tables)	6 Months Ended
Jun. 30, 2022
Debt Securities In Issue [Abstract]
Summary of Debt Securities in Issue

	30 June 2022	31 December 2021
	£m	£m
Medium-term notes	7,972	6,851
Euro 35bn Global Covered Bond Programme	15,952	12,760
US$20bn Commercial Paper Programmes	3,434	2,704
Certificates of deposit	1,667	2,387
Credit linked notes	60	59
Securitisation programmes	436	759
	29,521	25,520